Assets held for sale and discontinued operations - Detailed Information About Amounts Of Discontinued Operations Included In Profit (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Statement [Line Items]
Revenue	[1]	£ 12,002.8	£ 13,234.1	[2]	£ 13,046.7	[2]
Costs of services		(9,987.9)	(10,825.1)	[2]	(10,559.1)	[2]
Gross profit		2,014.9	2,409.0	[2]	2,487.6	[2]
General and administrative costs		(4,293.0)	(1,113.1)	[2]	(1,242.3)	[2]
Operating profit		(2,278.1)	1,295.9	[2]	1,245.3	[2]
Share of results of associates		(136.0)	14.7	[2]	30.5	[2]
Profit before interest and taxation		(2,414.1)	1,310.6	[2]	1,275.8	[2]
Finance and investment income		82.7	99.0	[2]	98.9	[2]
Finance costs		(312.0)	(359.1)	[2]	(279.1)	[2]
Revaluation and retranslation of financial instruments		(147.2)	163.8	[2]	(76.3)	[2]
Profit before taxation		(2,790.6)	1,214.3	[2]	1,019.3	[2]
Attributable tax expense		(129.3)	(275.0)	[2]	(256.0)	[2]
Profit after taxation	[2]	(2,903.5)	950.1		901.1
Goodwill impairment on classification as held for sale			(94.5)
Attributable to
Equity holders of the parent		(2,967.3)	856.3	[2]	824.6	[2]
Non-controlling interests		63.8	93.8	[2]	76.5	[2]
Profit for the year from discontinued operations		16.4	10.8	[2]	137.8	[2]
Discontinued operations [member]
Statement [Line Items]
Revenue		107.4	2,387.5		2,555.7
Costs of services		(92.3)	(1,951.5)		(2,104.4)
Gross profit		15.1	436.0		451.3
General and administrative costs		(4.4)	(151.7)		(257.8)
Operating profit		10.7	284.3		193.5
Share of results of associates			6.5		13.0
Profit before interest and taxation		10.7	290.8		206.5
Finance and investment income		0.1	3.6		5.4
Finance costs		(0.3)	(17.3)		(9.7)
Revaluation and retranslation of financial instruments		0.0	(9.4)		3.5
Profit before taxation		10.5	267.7		205.7
Attributable tax expense		(2.2)	(78.8)		(67.9)
Profit after taxation		8.3	188.9		137.8
Goodwill impairment on classification as held for sale	[3]		(94.5)
Gain on sale of discontinued operations		10.0	73.8
Attributable tax expense on sale of discontinued operations		(1.9)	(157.4)
Net gain attributable to discounted operations		16.4	10.8		137.8
Attributable to
Equity holders of the parent		6.5	(3.8)		126.4
Non-controlling interests	[4]	9.9	14.6		11.4
Profit for the year from discontinued operations		£ 16.4	£ 10.8		£ 137.8

[1]	Intersegment sales have not been separately disclosed as they are not material.
[2]	Figures have been restated as described in the accounting policies.
[3]	In 2019, goodwill impairment of £94.5 million arose from the assessment of fair value less costs to sell under IFRS 5.
[4]	In 2020, non-controlling interests includes £9.3 million recognised on the disposal of Kantar within WPP Scangroup, a 56.25% owned subsidiary of the Group.